Schedule of other receivables and currents assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred offering costs	$ 1,839,846	$ 581,536
Deposits	5,434,606	6,985,015
Prepayments	626,540	739,881
Other receivables	12,305,853	15,894,278
Total	$ 20,206,845	$ 24,200,710